Equity - Schedule of Consolidated Balance Sheets (Details) - Deficit Equity [Member] - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Number of ordinary shares – authorized	2,166,666,666	2,166,666,666	2,166,666,666
Number of ordinary shares – issued and outstanding	2,436,907	759,107	400,099
Par value (in Dollars per share)	$ 0.0000462	$ 0.0000462	$ 0.0000462